FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the fair value of the FPA liability	2 Months Ended
Jun. 30, 2021 USD ($)
FAIR VALUE MEASUREMENTS
Fair value, April 21, 2021	$ 966,667
Loss on change in fair value	140,000
Fair value, June 30, 2021	$ 1,106,667